Finance Leases (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Breakdown Maturities of Group's Leases Receivables Acting as Lessor

The following is a breakdown of the maturities of the Group’s leases receivables acting as lessor and of the current values as of December 31, 2018 and 2017:

Receivable royalties	12/31/2018	12/31/2017
Up to 1 year	1,708,103	1,979,647
More than a year up to two years	1,321,057	1,622,947

Receivable royalties	12/31/2018	12/31/2017
From two to three years	745,846	1,026,313
From three to five years	442,841	622,918
More than five years	9,396	8,776

Total	4,227,243	5,260,601

Unearned financial income	(881,198)	(1,610,376)

Net investment in the lease	3,346,045	3,650,225